American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2021

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 82.9%
U.S. Treasury Inflation Indexed Bonds, 0.125%, 10/15/26	20,250,200	22,031,124
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	29,966,500	30,950,678
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/23(1)	178,553,361	186,675,223
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	134,344,570	141,270,545
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	264,426,710	281,446,821
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/24	174,151,925	185,673,332
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	46,608,800	49,694,865
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/24	126,710,825	135,369,690
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	301,903,199	323,527,178
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/25	118,896,540	127,219,037
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25	61,835,100	67,181,067
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	227,124,030	244,926,184
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	158,941,965	174,620,228
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	234,317,721	252,967,329
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	32,319,280	35,102,796
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	35,506,780	39,071,682
TOTAL U.S. TREASURY SECURITIES (Cost $2,233,098,758)		2,297,727,779
CORPORATE BONDS — 4.4%
Banks — 1.4%
Banco Santander SA, VRN, 1.72%, 9/14/27	5,200,000	5,108,282
Bank of America Corp., MTN, 4.18%, 11/25/27	3,175,000	3,476,231
Bank of Ireland Group plc, VRN, 2.03%, 9/30/27(2)	2,981,000	2,930,692
Bank of Nova Scotia (The), 1.30%, 9/15/26	7,125,000	6,990,179
BPCE SA, 4.625%, 7/11/24(2)	1,650,000	1,764,581
BPCE SA, 5.15%, 7/21/24(2)	3,105,000	3,364,679
JPMorgan Chase & Co., VRN, 1.56%, 12/10/25	3,682,000	3,687,983
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	2,520,000	2,491,612
Natwest Group plc, 5.125%, 5/28/24	5,119,000	5,522,539
Santander UK Group Holdings plc, 4.75%, 9/15/25(2)	4,610,000	5,032,576
		40,369,354
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	4,180,000	4,407,564
Capital Markets — 0.5%
Golub Capital BDC, Inc., 2.50%, 8/24/26	756,000	743,749
Hercules Capital, Inc., 2.625%, 9/16/26	3,346,000	3,319,881
Main Street Capital Corp., 3.00%, 7/14/26	1,765,000	1,772,026
Morgan Stanley, MTN, VRN, 1.16%, 10/21/25	4,889,000	4,853,385
Owl Rock Core Income Corp., 3.125%, 9/23/26(2)	4,887,000	4,723,796
		15,412,837
Consumer Finance — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.75%, 10/29/24	5,109,000	5,099,880
Avolon Holdings Funding Ltd., 5.50%, 1/15/26(2)	3,190,000	3,528,617
Avolon Holdings Funding Ltd., 4.25%, 4/15/26(2)	6,722,000	7,130,325
		15,758,822
Diversified Financial Services — 0.1%
Blackstone Private Credit Fund, 2.625%, 12/15/26(2)	2,873,000	2,802,575
Equity Real Estate Investment Trusts (REITs) — 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/26	5,065,000	5,366,916

Food and Staples Retailing — 0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 2/15/23(2)	3,100,000	3,157,521
Gas Utilities — 0.1%
East Ohio Gas Co. (The), 1.30%, 6/15/25(2)	3,740,000	3,691,576
Independent Power and Renewable Electricity Producers — 0.2%
TerraForm Power Operating LLC, 4.25%, 1/31/23(2)	4,350,000	4,452,464
Insurance — 0.2%
GA Global Funding Trust, 0.80%, 9/13/24(2)	2,800,000	2,747,519
SBL Holdings, Inc., 5.125%, 11/13/26(2)	1,985,000	2,161,496
		4,909,015
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	5,250,000	5,247,028
Pharmaceuticals — 0.3%
Royalty Pharma plc, 1.20%, 9/2/25	5,380,000	5,271,358
Viatris, Inc., 1.65%, 6/22/25	2,940,000	2,931,211
		8,202,569
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	4,370,000	4,342,535
Semiconductors and Semiconductor Equipment — 0.2%
Qorvo, Inc., 4.375%, 10/15/29	2,737,000	2,909,089
Qorvo, Inc., 3.375%, 4/1/31(2)	1,930,000	1,967,760
		4,876,849
TOTAL CORPORATE BONDS (Cost $123,902,757)		122,997,625
COLLATERALIZED LOAN OBLIGATIONS — 2.1%
BlueMountain CLO Ltd., Series 2016-2A, Class BR2, VRN, 2.41%, (3-month LIBOR plus 2.25%), 8/20/32(2)	3,925,000	3,930,946
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 2.73%, (3-month LIBOR plus 2.60%), 4/22/32(2)	6,550,000	6,573,040
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 2.36%, (3-month LIBOR plus 2.20%), 8/14/30(2)	4,625,000	4,626,006
KKR CLO Ltd., Series 2022A, Class B, VRN, 1.73%, (3-month LIBOR plus 1.60%), 7/20/31(2)	4,425,000	4,422,393
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 1.62%, (3-month LIBOR plus 1.50%), 4/15/31(2)	2,200,000	2,193,422
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 1.56%, (1-month LIBOR plus 1.45%), 10/16/36(2)	8,900,000	8,871,855
OHA Credit Funding Ltd., Series 2020-7A, Class B, VRN, 1.82%, (3-month LIBOR plus 1.70%), 10/19/32(2)	4,500,000	4,502,232
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 2.67%, (3-month LIBOR plus 2.50%), 7/20/29(2)	8,500,000	8,526,018
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 1.93%, (3-month LIBOR plus 1.80%), 1/20/32(2)	7,500,000	7,505,012
THL Credit Wind River Clo Ltd., Series 2019-3A, Class CR, VRN, 2.32%, (3-month LIBOR plus 2.20%), 4/15/31(2)	6,000,000	6,014,195
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $57,057,029)		57,165,119
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.7%
Bancorp Commercial Mortgage Trust, Series 2019-CRE6, Class D, VRN, 2.46%, (SOFR plus 2.41%), 9/15/36(2)	5,111,000	5,096,973
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.11%, (1-month LIBOR plus 2.00%), 9/15/36(2)	7,200,000	7,153,545
BXMT Ltd., Series 2020-FL2, Class B, VRN, 1.56%, (SOFR plus 1.51%), 2/15/38(2)	2,970,000	2,974,330
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 1.71%, (1-month LIBOR plus 1.60%), 5/15/36(2)	12,741,000	12,711,868
GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class D, VRN, 2.56%, (1-month LIBOR plus 2.45%), 7/15/32(2)	5,142,000	5,155,536
OPG Trust, Series 2021-PORT, Class E, VRN, 1.64%, (1-month LIBOR plus 1.53%), 10/15/36(2)	9,577,000	9,415,693
PFP Ltd., Series 2019-5, Class C, VRN, 2.11%, (1-month LIBOR plus 2.00%), 4/14/36(2)	5,000,000	4,991,743
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $47,682,435)		47,499,688
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Private Sponsor Collateralized Mortgage Obligations — 1.0%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.40%, (1-year H15T1Y plus 2.25%), 2/25/36	290,409	295,543
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.05%, (SOFR plus 1.00%), 9/25/31(2)	3,750,000	3,733,825
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A1, VRN, 2.72%, 7/25/49(2)	1,281,241	1,286,615
Credit Suisse Mortgage Trust, Series 2021-NQM6, Class A3 SEQ, VRN, 1.59%, 7/25/66(2)	6,349,197	6,282,315

Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	2,965,029	2,925,672
JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, VRN, 2.97%, 6/25/36	241,664	197,573
JP Morgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	184,859	192,320
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.73%, 11/21/34	8,354	8,459
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.83%, 2/25/35	65,993	66,837
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.36%, 7/25/34	373,258	383,494
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(2)	4,177,586	4,220,750
Verus Securitization Trust, Series 2020-4, Class A2 SEQ, 1.91%, 5/25/65(2)	3,373,804	3,374,309
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)	3,820,610	3,764,799
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	108,985	107,836
		26,840,347
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2015-SC02, Class M3, VRN, 3.65%, 9/25/45	1,948,949	1,964,285
FNMA, Series 2014-C02, Class 2M2, VRN, 2.70%, (1-month LIBOR plus 2.60%), 5/25/24	994,017	1,008,959
		2,973,244
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $29,925,082)		29,813,591
ASSET-BACKED SECURITIES — 1.0%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	2,040,566	2,072,534
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, 3.24%, 5/25/29(2)	564,128	570,637
CARS-DB5 LP, Series 2021-1A, Class A3 SEQ, 1.92%, 8/15/51(2)	3,950,000	3,893,441
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)	6,600,000	6,436,286
Mosaic Solar Loan Trust, Series 2020-1A, Class A SEQ, 2.10%, 4/20/46(2)	1,847,641	1,857,011
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)	8,886,533	8,645,931
Progress Residential Trust, Series 2020-SFR1, Class B, 2.03%, 4/17/37(2)	4,900,000	4,874,293
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(2)	556,202	555,610
TOTAL ASSET-BACKED SECURITIES (Cost $29,241,524)		28,905,743
TEMPORARY CASH INVESTMENTS — 6.8%
Bennington Stark Capital Co. LLC, 0.14%, 1/10/22(2)(3)	70,000,000	69,998,308
BNP Paribas SA, 0.21%, 4/29/22(3)	2,000,000	1,998,777
Credit Agricole Corporate and Investment Bank, 0.04%, 1/3/22 (LOC: Credit Agricole SA)(2)(3)(4)	10,000,000	9,999,967
Glencove Funding LLC, 0.22%, 2/7/22(2)(3)	61,000,000	60,990,921
LMA-Americas LLC, 0.12%, 1/11/22(2)(3)	20,000,000	19,999,523
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,963,612	24,963,612
TOTAL TEMPORARY CASH INVESTMENTS (Cost $187,945,303)		187,951,108
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,708,852,888)		2,772,060,653
OTHER ASSETS AND LIABILITIES†		682,244
TOTAL NET ASSETS — 100.0%		$2,772,742,897

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	160	March 2022	$19,356,250	$81,956
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.06%	5/2/22	$22,000,000	$634	$1,088,140	$1,088,774
CPURNSA	Receive	2.07%	5/3/22	$40,000,000	745	1,946,614	1,947,359
CPURNSA	Receive	2.02%	5/4/22	$23,500,000	643	1,212,391	1,213,034
CPURNSA	Receive	1.93%	9/5/22	$18,000,000	(609)	1,157,023	1,156,414
CPURNSA	Receive	1.79%	8/26/23	$25,000,000	585	2,078,444	2,079,029
CPURNSA	Receive	2.18%	1/15/24	$50,000,000	670	3,301,484	3,302,154
CPURNSA	Receive	2.17%	1/19/24	$50,000,000	670	3,318,159	3,318,829
CPURNSA	Receive	2.21%	1/19/24	$20,000,000	568	1,302,285	1,302,853
CPURNSA	Receive	2.25%	2/1/24	$50,000,000	670	3,202,255	3,202,925
CPURNSA	Receive	2.25%	2/1/24	$25,000,000	585	1,602,807	1,603,392
CPURNSA	Receive	2.29%	2/8/24	$50,000,000	670	3,132,822	3,133,492
CPURNSA	Receive	1.71%	6/20/24	$30,000,000	(740)	2,564,170	2,563,430
CPURNSA	Receive	1.86%	7/30/24	$26,500,000	(715)	2,064,060	2,063,345
CPURNSA	Receive	1.86%	8/1/24	$23,700,000	(692)	1,849,263	1,848,571
CPURNSA	Receive	1.85%	8/1/24	$43,000,000	(848)	3,367,243	3,366,395
CPURNSA	Receive	1.67%	10/21/24	$45,000,000	(864)	4,146,778	4,145,914
CPURNSA	Receive	1.70%	11/26/24	$25,000,000	(702)	2,306,210	2,305,508
CPURNSA	Receive	1.79%	12/13/24	$16,000,000	(630)	1,387,934	1,387,304
CPURNSA	Receive	1.85%	8/26/25	$16,000,000	598	1,679,224	1,679,822
CPURNSA	Receive	2.00%	12/16/25	$15,000,000	591	1,366,714	1,367,305
CPURNSA	Receive	2.24%	1/11/26	$20,000,000	622	1,565,294	1,565,916
CPURNSA	Receive	2.24%	1/12/26	$20,000,000	622	1,558,652	1,559,274
CPURNSA	Receive	2.36%	2/9/26	$22,500,000	637	1,610,036	1,610,673
CPURNSA	Receive	2.36%	2/11/26	$20,000,000	622	1,423,697	1,424,319
CPURNSA	Receive	2.30%	2/24/26	$13,000,000	579	955,420	955,999
CPURNSA	Receive	2.64%	9/3/26	$50,000,000	752	1,554,346	1,555,098
					$5,663	$52,741,465	$52,747,128

NOTES TO SCHEDULE OF INVESTMENTS
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $18,971,938.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $373,946,266, which represented 13.5% of total net assets. Of these securities, 1.4% of total net assets were deemed illiquid under policies approved by the Board of Trustees.
(3)The rate indicated is the yield to maturity at purchase.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	2,297,727,779	—
Corporate Bonds	—	122,997,625	—
Collateralized Loan Obligations	—	57,165,119	—
Commercial Mortgage-Backed Securities	—	47,499,688	—
Collateralized Mortgage Obligations	—	29,813,591	—
Asset-Backed Securities	—	28,905,743	—
Temporary Cash Investments	24,963,612	162,987,496	—
	24,963,612	2,747,097,041	—
Other Financial Instruments
Futures Contracts	81,956	—	—
Swap Agreements	—	52,747,128	—
	81,956	52,747,128	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.